Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 78,938	$ 51,879
Time deposits	27,440	29,895
Accounts receivable	15,359	11,142
Due from Manager	558	599
Inventories	9,265	4,139
Accrued revenue	158	475
Restricted cash	0	310
Prepaid expenses and other current assets	4,271	2,823
Total current assets	135,989	101,262
FIXED ASSETS:
Vessels, net	944,706	955,291
Advances for vessels	19,294	8,596
Total fixed assets	964,000	963,887
OTHER NON CURRENT ASSETS:
Deferred financing costs	258	35
Restricted cash	13,701	10,401
Accrued revenue	455	614
Other non current assets	240	0
Total assets	1,114,643	1,076,199
CURRENT LIABILITIES:
Current portion of long-term debt, net	64,054	36,185
Unearned revenue	3,040	5,409
Trade accounts payable	12,965	6,106
Accrued liabilities	6,595	6,883
Derivative liabilities	121	0
Due to Manager	9	23
Total current liabilities	86,784	54,606
Long-term debt, net	536,995	538,508
Unearned revenue Long-term	648	253
Other liabilities	274	0
Total liabilities	624,701	593,367
COMMITMENTS AND CONTINGENCIES
MEZZANINE EQUITY - Redeemable non-controlling interest	17,200	16,998
SHAREHOLDERS’ EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 103,005,748 and 104,251,019 issued and outstanding at December 31, 2018 and 2019, respectively	104	103
Preferred stock, $0.01 par value; 20,000,000 authorized, 2,300,000 and 2,300,000 Series C Preferred Shares, 3,200,000 and 3,200,000 Series D Preferred Shares, issued and outstanding at December 31, 2018 and 2019, respectively	55	55
Treasury stock, $0.001 par value; 458,088 and 0 Common Shares repurchased at December 31, 2018 and December 31, 2019, respectively	0	(737)
Additional paid in capital	356,963	355,134
Retained earnings	115,620	111,279
Total shareholders’ equity	472,742	465,834
Total liabilities, mezzanine equity and shareholders’ equity	$ 1,114,643	$ 1,076,199